Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Mar. 31, 2024		Mar. 31, 2023		Dec. 31, 2023		Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 120,046		$ 144,901		$ 527,109		$ 692,199
United States [Member]
Disaggregation of Revenue [Line Items]
Revenue	106,750		130,877		473,465		620,942
Rest of world [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 13,296	[1]	$ 14,024	[1]	$ 53,644	[2]	$ 71,257	[2]

[1]	Consists of Canada, United Kingdom, and France. Other than Canada at 10.2% during the three months ended March 31, 2024, no single country accounted for more than 10% of total revenue during the three months ended March 31, 2024 and 2023.
[2]	Consists of Canada, United Kingdom and France. Other than the United Sates, no single country accounted for more than 10% of the Company’s total revenue.